Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Disclosure of detailed information about personnel expenses [Table Text Block]

(Million euro)	2024	2023	Var. 24/23	2022	Var.23/22
Wages and salaries	1,468	1,350	118	1,111	239
Social security contributions	375	179	196	158	21
Pension plan contributions	18	15	3	13	3
Share-based payments	13	11	2	8	4
Other welfare expenses	(114)	43	(157)	156	(113)
TOTAL	1,760	1,599	162	1,446	153

Disclosure of detailed information about number of employees by professional category and gender [Table Text Block]

	12.31.2024
CATEGORY	MEN	WOMEN	TOTAL	VAR 24/23
Executive directors	2	—	2	—%
Senior managers	12	4	16	23%
Executives	2,900	757	3,657	4%
Managers/Professionals/Supervisors	4,236	2,270	6,506	4%
Administrative/Support personnel	680	772	1,452	1%
Manual workers	13,160	708	13,868	2%
Total	20,990	4,511	25,501	3%

	12.31.2023
CATEGORY	MEN	WOMEN	TOTAL	VAR. 23/22
Executive directors	2	—	2	—%
Senior managers	11	2	13	—%
Executives	2,819	703	3,522	10%
Managers/Professionals/Supervisors	4,145	2,132	6,277	2%
Administrative/Support personnel	670	766	1,436	16%
Manual workers	12,910	639	13,549	—%
Total	20,558	4,241	24,799	3%

	12.31.2022
CATEGORY	MEN	WOMEN	TOTAL
Executive directors	2	—	2
Senior managers	12	1	13
Executives	2,580	635	3,215
Managers/Professionals/Supervisors	4,117	2,044	6,161
Administrative/Support personnel	565	668	1,233
Manual workers	12,864	703	13,567
Total	20,140	4,051	24,191

Disclosure of detailed information about the average workforce by business division [Table Text Block]

	12.31.2024
BUSINESS	MEN	WOMEN	TOTAL	VAR 24/23
Construction	14,944	3,355	18,299	(6)%
Toll Roads	588	227	815	(11)%
Airports	201	46	248	5%
Energy	1,460	201	1,661	2296%
Other	4,140	694	4,834	7%
Total	21,333	4,523	25,857	3%

	12.31.2023
BUSINESS	MEN	WOMEN	TOTAL	VAR 23/22
Construction	16,067	3,345	19,412	5%
Toll Roads	678	233	911	68%
Airports	195	42	237	1%
Energy	48	21	69	202%
Other	3,866	670	4,536	3%
Total	20,855	4,311	25,166	(27)%

BUSINESS	12.31.2022
	MEN	WOMEN	TOTAL
Construction	15,316	3,135	18,451
Toll Roads	373	169	541
Airports	192	43	235
Energy	17	6	23
Other	3,785	617	4,402
Total continuing operations	19,683	3,970	23,653
Total discontinued operations	7,346	3,352	10,698
Total	27,029	7,322	34,351